Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Summary of financial instruments measured at fair value (level 3)
The changes in level 3 items for the year ended December 31, 2024 and December 31, 2023 have been as follows:

(in €‘000)	Investment in equity securities
Carrying amount at January 1, 2023	31,389
Movements during the year ended December 31, 2023
Fair value loss on investment in equity securities from level 3 classification	(14,832)
Carrying amount at December 31, 2023	16,557
Movements during the year ended December 31, 2024
Fair value gain/( loss) on investment in equity securities recognized in other comprehensive income	29,407
Carrying amount at December 31, 2024	45,965

(in €‘000)	Derivative liabilities
Carrying amount at January 1, 2023	—
Movements during the year ended December 31, 2023
Change in fair value of derivative liabilities relating to PPAs	(7,442)
Fair value gains/(losses) recognized in other income/(expenses)	—
Carrying amount at December 31, 2023	(7,442)
Movements in the year ended December 31, 2024
Initial recognition of derivative liabilities relating to PPAs	—
Change in fair value of derivative liabilities relating to PPAs	(12,690)
Carrying amount at December 31, 2024	(20,132)

Summary of valuation inputs to the fair value of purchase options

(in €‘000)	December 31, 2024
Minority discount - increase by +5 percent points	(2,759)
Minority discount - decrease by -5 percent points	2,759
Overall price paid - increase by 5%	2,298
Overall price paid - decrease by 5%	(2,298)

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The following table summarizes the quantitative information about the significant unobservable input parameters that are considered sensitive and are used in the level 3 fair value measurement of the derivatives liabilities relating to PPAs, using the DCF (“Discounted Cash Flows”) methodology:

	At inception	December 31, 2024
Parameters
Electricity forward price - wind (in €/MWh) *	82 - 128	83 - 88
Electricity forward price - solar (in €/MWh)	76 - 82	57 - 64
* the electricity forward price used in the model depends on the contract date and duration of the contract.